Key management personnel disclosures (Tables)	12 Months Ended
Jun. 30, 2022
Key Management Personnel Disclosures [Abstract]
Directors and Key Management Personnel
The following persons were Directors of Iris Energy Limited at any time during the year, up to the date of this report:
Individual	Position	Date of Commencement	Date ceased to be KMP
David Bartholomew	Non-Executive Director	24 September 2021	-
Christopher Guzowski	Non-Executive Director	19 December 2019	-
Michael Alfred	Non-Executive Director	21 October 2021	-
Daniel Roberts	Executive Director and Co-CEO	6 November 2018	-
William Roberts	Executive Director and Co-CEO	6 November 2018	-
Paul Gordon	Non-Executive Director	19 December 2019	24 October 2021

The following persons were considered to be KMP of Iris Energy Limited at any time during the year:
Individual	Position	Date of Commencement	Date ceased to be KMP
Lindsay Ward	President	18 October 2021	-
David Shaw	Chief Operating Officer	22 October 2021	-
Belinda Nucifora	Chief Financial Officer	16 May 2022	-
Jason Conroy	Chief Executive Officer	10 May 2021	23 September 2021

Compensation made to Directors and Key Management Personnel
The aggregate compensation made to Directors and other members of KMP of the Group is set out below:

	Consolidated
	Year ended 30 June 2022	Year ended 30 June 2021 (restated*)
	US$	US$

Short-term employee benefits	1,610,088	368,493
Post-employment benefits	81,550	32,328
Share-based payments	13,314,679	174,603

	15,006,317	575,424

The following table summarizes the movement in options outstanding issued to Directors and other members of KMP during the year ended 30 June 2022:

	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	30 June 2022	30 June 2022	30 June 2021	30 June 2021 (restated*)

Outstanding as at 1 July	2,136,171	$4.10	-	-
Granted during the year	5,014,834	$72.46	2,136,171	$4.10
Forfeited during the year	(177,489)	$7.90	-	-

Outstanding at the end of the financial year	6,973,516	$53.16	2,136,171	$4.10

Exercisable at the end of the financial year	2,035,278	$3.95	-	-